PROPERTY, PLANT, AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 17,527	$ 34,469
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Disposition of asset	$ 58,328